Share-Based Compensation (Stock Option Activity) (Details) - Stock Options	12 Months Ended
Dec. 31, 2022
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock Option Grant Price As Percent Of Market Price	100.00%
Weighted Average Exercise Price (in dollars per share):
Stock option contractual term	10 years